Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	€ 82
Non-current financial liabilities	31,930
Current financial liabilities related to Mobile Financial Services activities	3,034	€ 3,161	€ 3,128
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	171	86	102
Current financial liabilities related to Mobile Financial Services activities	3,034	€ 3,161	€ 3,128
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	109
Current financial liabilities related to Mobile Financial Services activities	€ 3,034